Operating leases - Narrative (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Total lease cost	$ 8,135
Selling, general and administrative
Lessee, Lease, Description [Line Items]
Total lease cost	7,200
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	900
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities, current	$ 28,100